Schedule of Geographical Components of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United Stated Operations	$ (8,173,807)	$ (3,978,832)
International Operations	(1,667,831)	(660,830)
Net loss Before Provision for Taxes	$ (9,871,638)	$ (4,639,662)